Borrowings - Narrative (Details) € in Thousands, $ in Millions					1 Months Ended		12 Months Ended				15 Months Ended	23 Months Ended		35 Months Ended		47 Months Ended
	Dec. 28, 2023 EUR (€)	Dec. 28, 2023 USD ($)	Aug. 16, 2023 EUR (€)	Aug. 16, 2023 USD ($)	Apr. 30, 2022 EUR (€)	Apr. 30, 2022 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Mar. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Aug. 16, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Apr. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 29, 2020
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings, net of transaction costs							€ 81,111	€ 39,331	€ 859
Borrowings							176,847	98,806						€ 98,806
Secured bank loans received							€ 171,100	93,600						93,600
Fair value of guaranteed other loans								3,900						3,900
Guaranteed other loans								4,400						4,400
Maximum
Disclosure of detailed information about borrowings [line items]
Financial covenant, potential additional interest rate							10.00%
Amended debt financing agreement due 2028
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity			€ 90,000															$ 100.0
Proceeds from borrowings, net of transaction costs	€ 45,000	$ 50.0	€ 45,000	$ 50.0												$ 200.0
Borrowings, interest rate			9.95%															9.95%
Borrowings, interest-only period			3 years	3 years
Borrowings, transaction costs			€ 11,200
Borrowings							€ 167,520	89,182	49,671			€ 49,671		89,182			$ 186.2
Financial covenant, minimum cash requirement							€ 35,000
Amended debt financing agreement due 2028 | Tranche one
Disclosure of detailed information about borrowings [line items]
Borrowings, effective interest rate							14.17%										14.17%
Amended debt financing agreement due 2028 | Tranche two
Disclosure of detailed information about borrowings [line items]
Borrowings, effective interest rate							13.47%										13.47%
Debt financing agreement due 2027
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity					€ 54,000															$ 100.0	$ 60.0
Proceeds from borrowings, net of transaction costs					18,000	$ 20.0						54,000	$ 60.0	90,000	$ 100.0
Borrowings, interest rate																							9.95%
Borrowings								89,200	49,700			€ 49,700		89,200					$ 95.0			$ 56.3
Borrowings, interest rate on annual basis																							10.09%
Debt financing agreement due 2027 | Additional tranche
Disclosure of detailed information about borrowings [line items]
Borrowings					€ 18,000																$ 20.0
Debt financing agreement due 2026
Disclosure of detailed information about borrowings [line items]
Financial covenant, twelve-month rolling minimum revenue requirement							€ 115,000			€ 115,000
Financial covenant, annual minimum revenue requirement								103,800	64,000
Financial covenant, minimum cash requirement									€ 50,000		€ 50,000
CIR
Disclosure of detailed information about borrowings [line items]
Borrowings							3,600	4,400						4,400
CEPI
Disclosure of detailed information about borrowings [line items]
Borrowings							€ 5,700	€ 5,200						€ 5,200